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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number:
   This Amendment (Check only one.): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Flagg Street Capital LLC
Address:  44 Brattle Street
          Cambridge, MA 02138

Form 13F File Number: 28-12276

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jonathan Starr
Title:  Founding Member
Phone:  617-876-6080

Signature, Place, and Date of Signing:

    /s/ Jonathan Starr          Cambridge, MA               05/10/2007
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                           0

Form 13F Information Table Entry Total:                     14

Form 13F Information Table Value Total:            $    81,598
                                                   -----------
                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                          FORM 13F INFORMATION TABLE

                                                                                                              VOTING AUTHORITY
                                                      VALUE    SHRS OR                  INVESTMENT  OTHER   ---------------------
NAME OF ISSUER           TITLE OF CLASS    CUSIP    (x $1000)  PRN AMT  SH/PRN PUT/CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------           -------------- ----------- --------- --------- ------ -------- ---------- -------- --------- ------ ----
ACCREDITED HOME LENDRS
  HLDG                        COM       00437P 10 7   1,391     150,000   SH     CALL      SOLE       0       150,000

BRISTOW GROUP INC             COM       110394 10 3   4,844     132,900   SH               SOLE       0       132,900

BROOKLYN FEDERAL
  BANCORP INC                 COM       114039 10 0   1,123      80,000   SH               SOLE       0        80,000

CHC HELICOPTER CORP       CL A SUB VTG  12541C 20 3   1,593      78,400   SH               SOLE       0        78,400

DELTA FINANCIAL CORP          COM       247918 10 5  10,891   1,316,903   SH               SOLE       0     1,316,903

IMPAC MTG HLDGS INC           COM       45254P 10 2   2,750     550,000   SH               SOLE       0       550,000

POMEROY IT SOLUTIONS INC      COM       731822 10 2  11,269   1,249,325   SH               SOLE       0     1,249,325

PXRE GROUP LTD                COM       G73018 10 6  11,522   2,400,342   SH               SOLE       0     2,400,342

QUANTA CAPITAL HLDGS LTD      SHS       G7313F 10 6   3,777   1,806,945   SH               SOLE       0     1,806,945

RAIT FINANCIAL TRUST          COM       749227 10 4   2,579      92,290   SH               SOLE       0        92,290

SCOTTISH RE GROUP
  LIMITED                     SHS       G73537 41 0   1,959     487,426   SH               SOLE       0       487,426

TARRAGON CORP                 COM       876287 10 3   8,335     803,795   SH               SOLE       0       803,795

UNITED WESTN BANCORP INC      COM       913201 10 9  17,311     724,922   SH               SOLE       0       724,922

WAL MART STORES INC           COM       931142 10 3   2,254      48,000   SH               SOLE       0        48,000